UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

______________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

  X   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0001886709

Thunder Logistics 2024-1 DAC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): N/A

Crystal Orgill, 801-884-1533

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Exhibit 99.1 for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 3, 2024

Goldman Sachs Bank USA
(sponsor)

By:	/s/ Shuyan Tan
	Name:	Shuyan Tan
	Title:	Authorised Signatory

EXHIBIT INDEX

Exhibit Number

99.1	Independent Accountant's Report on Applying Agreed Upon Procedures, dated October 3, 2024 of KPMG LLP.